American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2023

International Value Fund - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 96.8%
Australia — 6.3%
ANZ Group Holdings Ltd.	824,626	13,463,761
BHP Group Ltd.	929,653	26,725,782
BlueScope Steel Ltd.	461,993	6,245,932
Fortescue Metals Group Ltd.	693,234	9,544,021
Origin Energy Ltd.	2,762,557	15,535,401
Rio Tinto Ltd.	30,295	2,194,158
Sonic Healthcare Ltd.	400,104	8,315,835
South32 Ltd.(1)	3,409,695	7,434,829
Westpac Banking Corp.	60,976	862,653
Woodside Energy Group Ltd.	52,138	1,244,651
		91,567,023
Austria — 0.8%
Erste Group Bank AG	229,007	8,169,562
OMV AG	75,425	3,492,778
		11,662,340
Belgium — 0.9%
Ageas SA	50,421	2,005,257
Anheuser-Busch InBev SA	84,286	4,784,242
UCB SA	63,444	5,690,740
		12,480,239
Canada — 3.4%
Bank of Nova Scotia	26,122	1,239,596
Brookfield Asset Management Ltd., Class A(1)	171,015	5,909,333
Cenovus Energy, Inc.	268,488	5,353,069
Great-West Lifeco, Inc.(1)	323,940	9,309,199
Manulife Financial Corp.	531,653	9,828,813
Nutrien Ltd.	50,544	3,201,644
Power Corp. of Canada	389,060	10,624,862
Restaurant Brands International, Inc.	43,393	3,013,938
		48,480,454
Denmark — 0.7%
AP Moller - Maersk A/S, B Shares	5,656	10,267,697
Finland — 0.3%
Nokia Oyj	976,974	3,906,985
France — 11.9%
Air Liquide SA	23,489	4,243,903
ArcelorMittal SA	120,997	3,214,236
AXA SA	356,036	10,697,062
BNP Paribas SA	211,792	13,696,090
Cie de Saint-Gobain	289,158	18,810,345
Credit Agricole SA	1,252,511	15,788,249
Engie SA	531,132	8,553,478
Gecina SA	32,661	3,493,934
L'Oreal SA	15,759	6,921,859
Publicis Groupe SA	150,892	11,773,796
Safran SA	35,402	5,673,707
Sanofi	116,886	12,448,819
Schneider Electric SE	28,130	4,821,715
Societe Generale SA	509,667	14,439,459

TotalEnergies SE	579,411	36,345,811
		170,922,463
Germany — 9.0%
Allianz SE	123,417	30,000,103
BASF SE	262,612	13,292,731
Bayerische Motoren Werke AG	18,814	1,978,840
Commerzbank AG	396,594	4,357,565
DHL Group	221,386	10,323,904
E.ON SE	1,644,559	20,243,968
Henkel AG & Co. KGaA, Preference Shares	138,464	10,610,610
Mercedes-Benz Group AG	124,590	9,116,846
SAP SE	46,806	6,529,645
Siemens AG	149,263	22,423,895
Volkswagen AG, Preference Shares	8,813	1,078,556
		129,956,663
Hong Kong — 2.2%
CK Asset Holdings Ltd.	1,583,000	8,734,622
CK Hutchison Holdings Ltd.	472,000	2,572,397
Power Assets Holdings Ltd.	1,585,500	7,804,670
Sun Hung Kai Properties Ltd.	598,000	6,731,487
Swire Pacific Ltd., Class A	738,500	6,089,216
		31,932,392
Ireland — 0.7%
CRH PLC	169,360	9,743,900
Israel — 0.7%
Bank Hapoalim BM	490,751	4,062,999
Bank Leumi Le-Israel BM	253,751	1,969,746
Nice Ltd.(2)	22,541	4,393,319
		10,426,064
Italy — 4.0%
Assicurazioni Generali SpA	570,561	11,818,022
Intesa Sanpaolo SpA	7,701,162	20,565,189
Mediobanca Banca di Credito Finanziario SpA	448,134	5,850,195
Stellantis NV	1,045,582	19,409,400
		57,642,806
Japan — 20.9%
Astellas Pharma, Inc.	614,900	9,303,661
Canon, Inc.(1)	655,700	16,139,437
Fuji Electric Co. Ltd.	47,300	2,228,802
Honda Motor Co. Ltd.	681,300	22,017,148
Inpex Corp.	1,273,600	17,835,274
ITOCHU Corp.(1)	548,000	20,566,067
Japan Post Bank Co. Ltd.	465,300	3,733,597
KDDI Corp.	89,400	2,657,631
Marubeni Corp.	812,400	13,273,477
Mitsubishi Chemical Group Corp.	944,700	5,639,585
Mitsubishi Corp.	582,700	28,741,624
Mitsubishi Electric Corp.	513,800	6,693,823
Mitsui & Co. Ltd.	690,000	25,699,265
Mizuho Financial Group, Inc.	605,100	9,971,455
MS&AD Insurance Group Holdings, Inc.(1)	321,600	11,549,177
NIPPON EXPRESS HOLDINGS, Inc.	46,700	2,425,102
Nippon Yusen KK(1)	306,700	8,159,566
ORIX Corp.	387,900	7,232,271
Otsuka Holdings Co. Ltd.	186,800	7,096,851

Panasonic Holdings Corp.	487,400	5,609,998
Sompo Holdings, Inc.	37,000	1,610,147
SUMCO Corp.	505,000	6,744,649
Sumitomo Corp.	388,800	7,996,219
Sumitomo Mitsui Financial Group, Inc.	414,800	18,963,189
Takeda Pharmaceutical Co. Ltd.	673,100	20,802,196
Tokyo Gas Co. Ltd.	301,200	6,969,936
Toyota Motor Corp.	662,300	11,410,835
		301,070,982
Netherlands — 4.0%
ABN AMRO Bank NV, CVA	92,731	1,364,064
Aegon NV	1,191,434	6,106,091
Coca-Cola Europacific Partners PLC	109,850	7,042,483
ING Groep NV	1,115,992	15,812,502
Koninklijke Ahold Delhaize NV	558,635	18,272,953
Randstad NV	146,098	8,573,772
		57,171,865
Norway — 1.1%
DNB Bank ASA	118,967	2,351,567
Norsk Hydro ASA	858,135	4,747,969
Telenor ASA	199,929	2,140,511
Yara International ASA	166,822	6,080,549
		15,320,596
Singapore — 0.8%
Jardine Cycle & Carriage Ltd.	278,700	6,886,305
Singapore Telecommunications Ltd.	2,529,100	4,443,725
		11,330,030
South Korea — 0.2%
Samsung SDI Co. Ltd.	6,667	3,092,163
Spain — 4.1%
Banco Bilbao Vizcaya Argentaria SA	2,909,787	22,957,898
Banco Santander SA	3,018,737	11,783,965
Endesa SA	451,373	9,374,086
Iberdrola SA	144,851	1,718,329
Industria de Diseno Textil SA	292,847	11,219,363
Repsol SA	115,965	1,792,367
		58,846,008
Sweden — 1.7%
H & M Hennes & Mauritz AB, B Shares(1)	1,073,666	16,392,725
Kinnevik AB, Class B(2)	372,309	4,371,742
Telia Co. AB	2,189,487	4,420,141
		25,184,608
Switzerland — 4.4%
ABB Ltd.	115,400	4,388,457
Holcim AG	149,871	9,910,990
Novartis AG	376,975	37,939,408
Roche Holding AG	26,246	7,702,892
Swiss Re AG	42,765	4,152,806
		64,094,553
United Kingdom — 18.5%
3i Group PLC	49,539	1,247,463
abrdn PLC	1,724,738	3,597,929
Anglo American PLC	467,368	12,428,093
Barclays PLC	8,965,610	16,699,860
Barratt Developments PLC	2,187,423	12,539,342

BP PLC	5,552,951	34,313,260
Glencore PLC	900,881	4,797,366
GSK PLC	659,380	11,549,656
Haleon PLC	1,830,631	7,495,594
HSBC Holdings PLC	3,915,614	28,886,296
J Sainsbury PLC	3,943,996	13,487,491
Kingfisher PLC	1,809,388	5,362,107
Land Securities Group PLC	228,065	1,737,831
Legal & General Group PLC	3,309,486	9,143,765
Lloyds Banking Group PLC	5,839,381	3,119,762
NatWest Group PLC	2,347,673	6,827,223
Persimmon PLC	341,326	4,601,509
Rio Tinto PLC	272,830	16,802,132
Shell PLC	1,073,397	32,819,392
Standard Chartered PLC	783,057	7,045,715
Taylor Wimpey PLC	2,780,664	4,018,609
Tesco PLC	4,813,075	16,192,530
Vodafone Group PLC	13,076,725	12,122,812
		266,835,737
United States — 0.2%
NXP Semiconductors NV	15,569	3,202,855
TOTAL COMMON STOCKS (Cost $1,244,390,276)		1,395,138,423
EXCHANGE-TRADED FUNDS — 1.5%
iShares MSCI EAFE Value ETF (Cost $21,231,479)	438,169	21,649,930
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,570	18,570
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,705,050	7,705,050
		7,723,620
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.00%, 5/15/47 - 5/15/51, valued at $2,286,149), in a joint trading account at 5.25%, dated 8/31/23, due 9/1/23 (Delivery value $2,239,823)		2,239,496
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/28/27, valued at $11,383,232), at 5.28%, dated 8/31/23, due 9/1/23 (Delivery value $11,161,637)		11,160,000
		13,399,496
TOTAL SHORT-TERM INVESTMENTS (Cost $21,123,116)		21,123,116
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,286,744,871)		1,437,911,469
OTHER ASSETS AND LIABILITIES — 0.2%		2,635,262
TOTAL NET ASSETS — 100.0%		$1,440,546,731

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.5%
Industrials	14.7%
Materials	10.0%
Energy	9.2%
Consumer Discretionary	8.9%
Health Care	8.3%
Consumer Staples	5.8%
Utilities	4.9%
Information Technology	3.1%
Communication Services	2.6%
Real Estate	1.8%
Exchange-Traded Funds	1.5%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,459,552. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $25,698,808, which includes securities collateral of $17,993,758.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$10,245,338	$1,384,893,085	—
Exchange-Traded Funds	21,649,930	—	—
Short-Term Investments	7,723,620	13,399,496	—
	$39,618,888	$1,398,292,581	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.